Note 12 - Warrant Derivatives - Summary of Outstanding Warrant Derivatives (Details)	12 Months Ended
Mar. 31, 2023 $ / shares shares
Statement Line Items [Line Items]
Outstanding (in shares)	2,964,542
Granted (in shares)	13,333,334
Outstanding (in shares)	16,185,386
Derivatives [member]
Statement Line Items [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.85
Outstanding (in shares)
Granted (in shares)	13,333,334
Outstanding (in shares)	13,333,334
WEighted average remaining contractual life (Year)	4 years 4 months 9 days